Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Redeemable Noncontrolling Interest [Member]	Mezzanine Equity [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Subscription Receivable [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Dec. 31, 2022	$ 885,028	$ 885,028	$ 115	$ 94,416,329		$ (79,207,786)	$ (536,734)	$ 14,671,924
Balance, shares at Dec. 31, 2022			11,546
Mezzanine equity balance, shares at Dec. 31, 2022	1,000
Stock-based compensation				2,150,160				2,150,160
Issuance of common shares for vested RSU			$ 6	(6)
Issuance of common shares for vested RSU, shares			576
Proceeds from the subscription receivable related to the issuance of Inducement Warrants, net of offering costs of $12,821				1,967,424	(280,500)			1,686,924
Proceeds from the subscription receivable related to the exercise of warrants and preferred investment options and issuance of Common Stock in abeyance			$ 23	1,537,117	(1,537,140)
Proceeds from the subscription receivable related to the exercise of warrants and preferred investment options and issuance of Common Stock in abeyance, shares			2,322
Foreign exchange translation gain							(33,015)	(33,015)
Net loss						(17,291,732)		(17,291,732)
Preferred dividends attributable to redeemable non-controlling interest	19,041	19,041		(19,041)				(19,041)
Accretion of embedded derivative to redemption value	147,988	147,988		(147,988)				(147,988)
Redemption of Series A preferred stock	$ (1,052,057)	(1,052,057)
Redemption of Series A preferred stock, shares	(1,000)
Issuance of Common Stock and Series A and B and prefunded warrants for cash, net of offering costs of $755,487			$ 8	255,099				255,107
Issuance of Common Stock and Series A and B and prefunded warrants for cash, net of offering costs of $755,487, shares			775
Induced conversion of warrants and preferred investment options				683,997				683,997
Balance at Dec. 31, 2023			$ 152	100,843,091	(1,817,640)	(96,499,518)	(569,749)	1,956,336
Balance, shares at Dec. 31, 2023			15,219
Mezzanine equity balance, shares at Dec. 31, 2023
Common Stock sold under the Equity Distribution Agreement, net of offering costs of $583,713			$ 93	1,808,696				1,808,789
Common Stock sold under the Equity Distribution Agreement, net of offering costs of $583,713, shares			9,267
Issuance of direct offering shares			$ 13	322,440				322,453
Issuance of direct offering shares, shares			1,271
Stock-based compensation				351,488				351,488
Proceeds from the subscription receivable related to the issuance of Inducement Warrants, net of offering costs of $12,821				(12,821)	280,500			267,679
Proceeds from the subscription receivable related to the exercise of warrants and preferred investment options and issuance of Common Stock in abeyance			$ 39	(39)	1,537,140			1,537,140
Proceeds from the subscription receivable related to the exercise of warrants and preferred investment options and issuance of Common Stock in abeyance, shares			3,912
Foreign exchange translation gain							17,906	17,906
Net loss						(2,456,915)		(2,456,915)
Issuance of common shares for exercise of warrants			$ 109	2,676,871				2,676,980
Issuance of common shares for exercise of warrants, shares			10,856
Balance at Mar. 31, 2024			$ 406	105,989,726		(98,956,433)	(551,843)	6,481,856
Balance, shares at Mar. 31, 2024			40,525
Balance at Dec. 31, 2023			$ 152	100,843,091	(1,817,640)	(96,499,518)	(569,749)	1,956,336
Balance, shares at Dec. 31, 2023			15,219
Mezzanine equity balance, shares at Dec. 31, 2023
Foreign exchange translation gain								34,751
Net loss								(6,420,341)
Balance at Sep. 30, 2024			$ 500	107,405,507		(102,919,859)	(534,998)	3,951,150
Balance, shares at Sep. 30, 2024			49,977
Balance at Dec. 31, 2023			$ 152	100,843,091	(1,817,640)	(96,499,518)	(569,749)	1,956,336
Balance, shares at Dec. 31, 2023			15,219
Mezzanine equity balance, shares at Dec. 31, 2023
Common Stock sold under the Equity Distribution Agreement, net of offering costs of $583,713			$ 93	1,808,696				1,808,789
Common Stock sold under the Equity Distribution Agreement, net of offering costs of $583,713, shares			9,267
Issuance of direct offering shares			$ 38	771,255				771,293
Issuance of direct offering shares, shares			3,816
Exercise of Inducement Warrants for common stock			$ 109	2,676,871				2,676,980
Exercise of Inducement Warrants for common stock, shares			10,856
Stock-based compensation				1,562,392				1,562,392
Issuance of common shares for vested RSU			$ 1	(1)
Issuance of common shares for vested RSU, shares			153
Proceeds from the subscription receivable related to the issuance of Inducement Warrants, net of offering costs of $12,821				(12,821)	280,500			267,679
Proceeds from the subscription receivable related to the exercise of warrants and preferred investment options and issuance of Common Stock in abeyance			$ 39	(39)	1,537,140			1,537,140
Proceeds from the subscription receivable related to the exercise of warrants and preferred investment options and issuance of Common Stock in abeyance, shares			3,912
Common stock sold under the Purchase Agreement, net of offering costs of $471,756			$ 133	611,820				611,953
Common stock sold under the Purchase Agreement, net of offering costs, shares			13,278
Foreign exchange translation gain							(24,768)	(24,768)
Net loss						(9,574,987)		(9,574,987)
Preferred dividends attributable to redeemable non-controlling interest
Accretion of embedded derivative to redemption value
Issuance of common shares for vested RSU, shares								1,216
Balance at Dec. 31, 2024			$ 565	108,261,264		(106,074,505)	(594,517)	$ 1,592,807
Balance, shares at Dec. 31, 2024			56,501
Balance at Mar. 31, 2024			$ 406	105,989,726		(98,956,433)	(551,843)	6,481,856
Balance, shares at Mar. 31, 2024			40,525
Issuance of direct offering shares			$ 25	448,815				448,840
Issuance of direct offering shares, shares			2,545
Stock-based compensation				369,614				369,614
Foreign exchange translation gain							(14,652)	(14,652)
Net loss						(1,879,394)		(1,879,394)
Issuance of common shares for vested RSU
Issuance of common shares for vested RSU, shares			9
Common Stock sold under the Purchase Agreement, net of offering costs			$ 7	(7)
Common Stock sold under the Purchase Agreement, net of offering costs, shares			695
Balance at Jun. 30, 2024			$ 438	106,808,148		(100,835,827)	(566,495)	5,406,264
Balance, shares at Jun. 30, 2024			43,774
Stock-based compensation				369,614				369,614
Foreign exchange translation gain							31,497	31,497
Net loss						(2,084,032)		(2,084,032)
Issuance of common shares for vested RSU			$ 1	(1)
Issuance of common shares for vested RSU, shares			144
Common Stock sold under the Purchase Agreement, net of offering costs			$ 61	227,746				227,807
Common Stock sold under the Purchase Agreement, net of offering costs, shares			6,059
Balance at Sep. 30, 2024			$ 500	107,405,507		(102,919,859)	(534,998)	3,951,150
Balance, shares at Sep. 30, 2024			49,977
Balance at Dec. 31, 2024			$ 565	108,261,264		(106,074,505)	(594,517)	1,592,807
Balance, shares at Dec. 31, 2024			56,501
Stock-based compensation				193,848				193,848
Foreign exchange translation gain							(3,487)	(3,487)
Net loss						(2,184,966)		(2,184,966)
Issuance of Common Stock and Series A and B and prefunded warrants for cash, net of offering costs of $755,487			$ 1,024	4,243,443				4,244,467
Issuance of Common Stock and Series A and B and prefunded warrants for cash, net of offering costs of $755,487, shares			102,444
Issuance of common shares for vested RSU			$ 12	(12)
Issuance of common shares for vested RSU, shares			1,215
Issuance of common shares for exercise of warrants			$ 385	74,659				75,044
Issuance of common shares for exercise of warrants, shares			38,528
Issuance of round up shares			$ 73	(73)
Issuance of round up shares, shares			7,283
Balance at Mar. 31, 2025			$ 2,059	112,773,129		(108,259,471)	(598,004)	3,917,713
Balance, shares at Mar. 31, 2025			205,971
Balance at Dec. 31, 2024			$ 565	108,261,264		(106,074,505)	(594,517)	1,592,807
Balance, shares at Dec. 31, 2024			56,501
Foreign exchange translation gain								13,572
Net loss								(6,577,816)
Balance at Sep. 30, 2025			$ 5,183	116,684,259		(112,652,321)	(580,945)	3,456,176
Balance, shares at Sep. 30, 2025			518,296
Balance at Mar. 31, 2025			$ 2,059	112,773,129		(108,259,471)	(598,004)	3,917,713
Balance, shares at Mar. 31, 2025			205,971
Stock-based compensation				206,260				206,260
Foreign exchange translation gain							24,473	24,473
Net loss						(2,519,181)		(2,519,181)
Issuance of common shares for cash pursuant to ATM Agreement, net of offering costs			$ 462	555,042				555,504
Issuance of common shares for cash pursuant to ATM Agreement, net of offering costs, shares			46,197
Balance at Jun. 30, 2025			$ 2,521	113,534,431		(110,778,652)	(573,531)	2,184,769
Balance, shares at Jun. 30, 2025			252,168
Stock-based compensation				186,981				186,981
Foreign exchange translation gain							(7,414)	(7,414)
Net loss						(1,873,669)		(1,873,669)
Issuance of common shares for exercise of warrants			$ 2,021	1,882,193				1,884,214
Issuance of common shares for exercise of warrants, shares			202,083
Issuance of common shares for cash pursuant to ATM Agreement, net of offering costs			$ 641	1,080,654				1,081,295
Issuance of common shares for cash pursuant to ATM Agreement, net of offering costs, shares			64,045
Deemed dividend on inducement of warrants of $1,513,449
Balance at Sep. 30, 2025			$ 5,183	$ 116,684,259		$ (112,652,321)	$ (580,945)	$ 3,456,176
Balance, shares at Sep. 30, 2025			518,296